EARNINGS PER COMMON SHARE (Calculation of EPS) (Details) - USD ($) $ in Thousands	3 Months Ended											5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earning Per Share [Line Items]
Net income/(loss)	$ 50,739		$ 9,267	$ 173,354	$ 58,438	$ 42,901		$ 26,530	$ 10,614	$ (201,967)	$ 12,550			$ 283,960		$ (152,273)		$ (638,230)
Common Class A [Member]
Weighted average common shares outstanding:
Common stock - basic and diluted												57,042,382	0			39,013,720	[1]
Weighted average common shares outstanding, basic	94,737,606	[2]				95,572,409	[2]							95,584,559	[3]	39,013,720
Weighted average common shares outstanding, diluted	94,741,780	[4]				95,575,191	[4]							95,629,090	[5]	39,013,720
Class of warrant or right, outstanding	155,954,189
Common stock, shares, outstanding	373,465,442		364,655,658					310,744,763				310,744,763		364,655,658		310,744,763
Common Class B [Member]
Weighted average common shares outstanding:
Common stock - basic and diluted	1,319,970	[6]				1,320,824	[6]							1,320,337	[7],[8]	18,675,839	[7],[8]
Class of warrant or right, outstanding	479,341
Common stock, shares, outstanding	1,240,080		1,232,247			951,975		5,017,330				5,017,330		1,232,247		5,017,330
Common Class B And Common Stock [Member]
Weighted average common shares outstanding:
Common stock - basic and diluted														1,320,337		18,675,839		30,482,818
Class A Warrant [Member]
Weighted average common shares outstanding:
Common stock - basic and diluted												38,528,129
Class of warrant or right, outstanding			34,693,734											34,693,734
Class A Warrant [Member] | Common Class A [Member]
Weighted average common shares outstanding:
Class of warrant or right, outstanding			60,784,715											60,784,715
Class B Warrant [Member]
Weighted average common shares outstanding:
Class of warrant or right, outstanding	79,890		87,723			368,701		484,692				484,692		87,723		484,692

[1]	The weighted average common shares outstanding for Class A common stock basic and diluted was calculated using no Class A common stock and no Class A warrants outstanding for the period January 1, 2014 through August 4, 2014. 57,042,382 Class A common stock and 38,528,129 Class A Warrants were used in calculating the weighted average common shares outstanding for the period August 5, 2014 through December 31, 2014.
[2]	The basic weighted average common shares outstanding for Class A common stock for the three month periods ended March 31, 2016 and 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there were 62,255,585 shares of Class A common stock outstanding and 29,683,281 Class A warrants outstanding. As of March 31, 2015, there were 58,050,525 shares of Class A common stock outstanding and 38,526,743 Class A warrants outstanding.
[3]	The basic weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 60,784,715 shares of Class A common stock outstanding and 34,693,734 Class A warrants outstanding.
[4]	The diluted weighted average common shares outstanding for Class A common stock for the quarters ended March 31, 2016 and 2015 were calculated using the dilutive securities, the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015.
[5]	The dilutive weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 was calculated using the Class A common stock outstanding and Class A warrants outstanding for that year and the dilutive securities for such year.
[6]	The basic and diluted weighted average common shares outstanding for Class B common stock for the three month periods ended March 31, 2016 and 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016 there were 1,240,080 shares of Class B common stock outstanding and 79,890 Class B warrants outstanding. As of March 31, 2015 there were 951,975 shares of Class B common stock outstanding and 368,701 Class B warrants outstanding.
[7]	The basic and diluted weighted average common shares outstanding for Class B common stock for the year ended December 31, 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 1,232,247 shares of Class B common stock outstanding and 87,723 Class B warrants outstanding.
[8]	The weighted average common shares outstanding for Class B common stock basic and diluted was calculated using the common shares outstanding for the year ended December 31, 2013 and for the period January 1, 2014 through August 4, 2014 and Class B common stock outstanding and Class B warrants outstanding for the period August 5, 2014 through December 31, 2014. As of December 31, 2014 there are 484,692 Class B warrants outstanding.